Summary Prospectus May 1, 2010


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group



DWS RREEF GLOBAL INFRASTRUCTURE FUND






CLASS/Ticker    A   TOLLX    C   TOLCX    INST   TOLIX    S   TOLSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, C), (800) 730-1313 (INST) and
(800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated May 1, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks total return from both capital appreciation and current income through investment in a global portfolio of securities of infrastructure-related companies.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 8) and Purchase and Redemption of Shares in the fund's SAI (p. II-10).


SHAREHOLDER FEES (paid directly from your investment)


                                                       A          C       INST          S
                                            ------------  ---------  ---------  ---------
Maximum sales charge (load) on purchases,
as % of offering price                            5.75      None       None       None
-------------------------------------------       ----      --         --         --
Maximum contingent deferred sales charge
(load), as % of redemption proceeds           None(1)     1.00         None       None
-------------------------------------------   --------    ----         --         --
Redemption/exchange fee on shares owned
less than 15 days, as % of redemption pro-
ceeds                                             2.00    2.00       2.00       2.00
-------------------------------------------   --------    ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                                    A          C        INST           S
                                            ---------  ---------  ----------  ----------
Management fee                                  0.90       0.90       0.90        0.90
-------------------------------------------     ----       ----       ----        ----
Distribution/service
(12b-1) fees                                    0.21       0.96      None        None
-------------------------------------------     ----       ----      -----       -----
Other expenses (includes an administrative
fee)                                            0.72       0.72       0.58        0.70
-------------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES            1.83       2.58       1.48        1.60
-------------------------------------------     ----       ----      -----       -----
Less expense waiver/reimbursement               0.33       0.33       0.23        0.35
-------------------------------------------     ----       ----      -----       -----
NET ANNUAL FUND OPERATING EXPENSES              1.50       2.25       1.25        1.25
-------------------------------------------     ----       ----      -----       -----

(1) Investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.

The Advisor has contractually agreed through April 30, 2011, to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at a ratio no higher than 1.50%, 2.25%, 1.25% and 1.25% for Class A, Class C, Class S and Institutional Class shares, respectively. The agreement may only be terminated with the consent of the fund's Board and does not extend to extraordinary expenses, taxes, brokerage and interest expense.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         C      INST         S
-------  --------  --------  --------  --------
1        $ 719     $ 328     $ 127     $ 127
--       -----     -----     -----     -----
3        1,087       771       445       471
--       -----     -----     -----     -----
5        1,479     1,341       786       838
--       -----     -----     -----     -----
10       2,574     2,890     1,749     1,871
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         C      INST         S
-------  --------  --------  --------  --------
1        $ 719     $ 228     $ 127     $ 127
--       -----     -----     -----     -----
3        1,087       771       445       471
--       -----     -----     -----     -----
5        1,479     1,341       786       838
--       -----     -----     -----     -----
10       2,574     2,890     1,749     1,871
--       -----     -----     -----     -----

PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.

Portfolio turnover rate for fiscal year 2009: 232%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets in the securities of US and non-US infrastructure-related companies. The fund considers a company to be an infrastructure-related company if at least 50% of its non-cash assets are infrastructure assets or 50% of its gross income or net profits are derived, directly or indirectly, from the ownership, management, construction, operation, utilization or financing of infrastructure assets.


Infrastructure assets are physical assets, structures and networks that provide necessary services and operations to society. Examples include transportation assets (such as toll roads, bridges, airports and seaports), utility assets (such as generating stations, gas and electric lines, water and sewer facilities, and communications networks) and social assets (such as hospitals, schools, and subsidized housing). The fund focuses on companies with a direct investment in infrastructure assets and to a lesser degree on companies that operate or use infrastructure assets in their business (such as electric utilities and airlines) or companies with indirect exposure to infrastructure investment (such as suppliers of construction materials). The fund may invest in companies of any market capitalization.


Under normal circumstances, the fund invests mainly in equity securities, though it may also invest in fixed-income securities without limitation. The fund may invest in common and preferred stock (including convertible securities), rights or warrants to purchase common stock, debt securities and listed limited partnership interests. The fund allocates its assets among various regions and countries, including emerging market countries, and normally invests most of its assets in issuers that are organized or located outside the US or that do a substantial amount of business outside the US.


The fund may invest in unlisted securities, provided that the portfolio managers expect such securities to be listed on a recognized public stock exchange or traded over the counter within six months from the time of investment.


MANAGEMENT PROCESS. Portfolio management begins by taking into consideration the insights of both an in-house private infrastructure advisory group and a research team. These resources provide different perspectives on political, regulatory, demographic and other qualitative characteristics in many of the countries and regions in which the fund invests.


In choosing securities, portfolio management uses a combination of two analytical disciplines:


TOP-DOWN RESEARCH. Portfolio management analyzes various factors, including infrastructure market dynamics (such as supply/demand conditions), the economic environment (such as interest rates, inflation and economic growth), expected capital flow dynamics and exchange rate conditions.


BOTTOM-UP RESEARCH. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund's exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities they believe can provide superior returns over the long-term, and to sell those that they believe no longer represent the strongest prospects. The fund's security selection strategy focuses on identifying securities with the potential for attractive total return, typically through a combination of price appreciation and dividend income. It is expected that the majority of returns from the fund will be generated by security-specific investment decisions.

--------------------------------------------------------------------------------

DERIVATIVES. The fund may use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities) for hedging, risk management or non-hedging purposes to seek to enhance potential gains. The fund may use derivatives as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs. In addition, while the fund does not currently plan to hedge foreign currency risk, the fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar transactions in connection with investments in securities of non-US companies.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

--------------------------------------------------------------------------------

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent that the fund invests in a particular geographic region or market sector, performance will be affected by that region's general performance.


CONCENTRATION RISK - INFRASTRUCTURE-RELATED COMPANIES. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions



                                       2
SUMMARY PROSPECTUS May 1, 2010            DWS RREEF Global Infrastructure Fund
affecting infrastructure-related companies will have a significant impact on the fund's performance. In particular, infrastructure-related companies can be affected by general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates.

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOREIGN INVESTMENT RISK. To the extent the fund invests in companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign transactions and custody of assets may involve delays in payment, delivery or recovery of money or investments. Foreign investment risks are greater in emerging markets than in developed markets. Emerging market investments are often considered speculative. Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.


NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


CREDIT RISK. The fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and SAI.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]




      28.76
      2009




Best Quarter: 14.03%, Q2 2009      Worst Quarter: -8.84%, Q1 2009
Year-to-Date as of 3/31/10: 0.00%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2009 expressed as a %)

These returns include sales charges, if any. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest



                                       3
SUMMARY PROSPECTUS May 1, 2010            DWS RREEF Global Infrastructure Fund
individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.


                                 CLASS           1       SINCE
                             INCEPTION        YEAR   INCEPTION
                           -----------  ----------  ----------
CLASS A before tax           6/24/08        21.36      -10.76
-------------------------    -------        -----     -------
  After tax on
  distributions                             21.56      -10.70
  After tax on distribu-
  tions, with sale                          14.95       -8.84
-------------------------  -------          -----     -------
CLASS C before tax           6/24/08        27.90       -7.95
-------------------------    -------        -----     -------
INST CLASS before tax        6/24/08        29.20       -7.10
-------------------------    -------        -----     -------
CLASS S before tax           6/24/08        29.16       -7.03
-------------------------    -------        -----     -------
DOW JONES BROOKFIELD
GLOBAL INFRASTRUCTURE
INDEX                                       34.24       -3.59
-------------------------  -------          -----     -------

Index comparison begins on June 30, 2008.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR:
RREEF America L.L.C.


SUB-SUBADVISORS:

RREEF Global Advisors Limited, Deutsche Asset Management (Hong Kong) Limited and Deutsche Investments Australia Limited.


PORTFOLIO MANAGER(S)

JOHN F. ROBERTSON, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


JOWELL AMORES, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2008.


FRANCIS GREYWITT, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2008.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, C and S shares and no minimum additional investment for Class A and Class S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000.

TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8:30 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Institutional Class shares are generally available only to qualified institutions. Class S shares are generally available only to existing Class S shareholders.



TAX INFORMATION


The fund's distributions (dividend and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
                                            DWS RREEF Global Infrastructure Fund
                                        SUMMARY PROSPECTUS May 1, 2010 DRGIF-SUM